Earnings / (Loss) per Share - Additional Information (Details) - USD ($) $ in Thousands						9 Months Ended	12 Months Ended
	Aug. 31, 2022	Jun. 21, 2022	Jun. 14, 2022	Apr. 11, 2022	Apr. 01, 2022	Dec. 31, 2021	Dec. 31, 2022	Sep. 21, 2022
Earnings / (Loss) per Share
Dividends declared						$ 0
Payments of dividends	$ 443		$ 443		$ 2,215		$ 3,101
Common Stock
Earnings / (Loss) per Share
Payments of dividends	$ 299	$ 299		$ 1,491			2,089
Class A warrant
Earnings / (Loss) per Share
Payments of dividends							$ 1,012
Series C Preferred Stock
Earnings / (Loss) per Share
Dilution from conversion of the stock						345,545
Series D Preferred Stock
Earnings / (Loss) per Share
Maximum Beneficial Ownership Percentage								49.00%
Series C and series D preferred stock
Earnings / (Loss) per Share
Maximum Beneficial Ownership Percentage							49.00%